SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27.    SUBSEQUENT EVENTS

On January 6, 2020, the Company completed a registered direct offering of an aggregate of 1,185,000 series A units ("Series A Units") and 1,241,490 series B units ("Series B Units ") at a price of US$4.1351 per Series A Unit and US$4.135 per Series B Unit for aggregate gross proceeds to the Company of approximately US$10 million, before deducting placement agent’s fees and estimated expenses of the Offering payable by the Company. Each Series A Unit consists of one common share of the Company and one warrant (a "Warrant") to purchase one common share. Each Warrant entitles the holder to acquire one common share of the Company at a price of US$4.1351 at any time prior to the date which is four years following the date of issuance. Each Series B Unit consists of one pre-funded warrant of the Company (each, a "Pre-Funded Warrant") and one Warrant. Each Pre-Funded Warrant entitles the holder to acquire one common share of the Company at a price of US$0.0001 at any time until the exercise in full of each Pre-Funded Warrant. As part of the underwriter’s compensation in the January 2020 Financing, the Company issued the underwriter warrants to purchase in aggregate up to a 157,721 Common Shares, exercisable at a price per Common Share equal to $5.1689 for a period of three years following issuance.

On February 11, 2020, the Company announced the retainment of independent expert Joshua Mitts, a professor at Columbia University specializing in securities trading and capital markets, to investigate recent past unusual trading activity in the Company's Common Shares. Professor Mitts will examine trading history related to the unusual volume and downward pressure on the price of the Common Shares of the Company after positive news releases, and the unusual volume and downward pressure on the price of the Common Shares of the Company after the Company announced an update on its compliance with the Nasdaq's minimum value of listed securities rule. The findings of the commissioned report may be provided to appropriate authorities, including the Nasdaq.

On February 19, 2020, the Company received notice from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Staff had determined to delist the Company’s common shares from Nasdaq unless the Company requests a hearing before the Nasdaq Hearings Panel.  On February 24, 2020, the Company requested such a hearing and the date of the hearing has been set by the Nasdaq for April 2, 2020.  This request for a hearing will stay any further action by the Staff and the Company’s securities will continue to be eligible to trade on Nasdaq at least pending the ultimate conclusion of the hearing process. A delisting from the Nasdaq Capital Market would result in an event of default under the 2017 Notes.

Since December 31, 2019, the spread of COVID-19 has severely impacted many local economies around the globe. In many countries, businesses are being forced to cease or limit operations for long or indefinite periods of time. Measures taken to contain the spread of the virus, including travel bans, quarantines, social distancing, and closures of non-essential services have triggered significant disruptions to businesses worldwide, resulting in an economic slowdown. These restrictive measures along with market uncertainty have resulted in difficulties distributing, marketing and selling Reducer in our European markets and has decreased the demand for, and revenue from, Reducer. These restrictive measures may also impact our ability to enroll in our clinical trials or continue further product development of the Tiara. In addition, the recent outbreak of COVID-19 has had a negative impact on capital markets, which may adversely affect our ability to raise capital. The recent decrease in our share price may make raising additional capital more dilutive to our shareholders and may make it harder to remain listed on the Nasdaq. We have not been informed by the FDA in the United States that our application to gain market approval has been delayed.

The Company has determined that these events are non-adjusting subsequent events. Accordingly, the financial position and results of operations as of and for the year ended December 31, 2019 have not been adjusted to reflect their impact. The duration and impact of the COVID-19 pandemic, as well as the effectiveness of government and central bank responses, remains unclear at this time. It is not possible to reliably estimate the duration and severity of these consequences, as well as their impact on the financial position and results of the Company for future periods.